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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia LifeGoal Balanced Growth Portfolio

April 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 59.8%
DIVIDEND INCOME 6.0%
Columbia Dividend Income Fund, Class I Shares (a)	2,260,450	$33,319,037
Columbia Dividend Opportunity Fund, Class I Shares (a)	3,852,722	33,287,514
Total		66,606,551
INTERNATIONAL 11.8%
Columbia Emerging Markets Fund, Class I Shares (a)(b)	6,252,110	62,083,449
Columbia European Equity Fund, Class I Shares (a)	870,240	5,056,094
Columbia Greater China Fund, Class I Shares (a)	226,029	11,084,466
Columbia Overseas Value Fund, Class I Shares (a)	3,591,081	25,245,300
Columbia Pacific/Asia Fund, Class I Shares (a)	3,409,700	27,652,671
Total		131,121,980
U.S. LARGE CAP 26.0%
Columbia Contrarian Core Fund, Class I Shares (a)	4,618,863	71,823,323
Columbia Large Cap Growth Fund, Class I Shares (a)	1,230,104	33,274,312
Columbia Large Core Quantitative Fund, Class I Shares (a)	12,846,268	83,115,355
Columbia Large Growth Quantitative Fund, Class I Shares (a)	2,518,835	22,190,939
Columbia Large Value Quantitative Fund, Class I Shares (a)	3,097,550	22,147,483
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	3,073,193	44,223,248
Columbia Select Large-Cap Value Fund, Class I Shares (a)	670,386	10,873,651
Total		287,648,311
U.S. MID CAP 9.0%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	1,759,900	49,734,763
Columbia Mid Cap Value Fund, Class I Shares (a)	3,506,116	49,892,037
Total		99,626,800
U.S. SMALL CAP 7.0%
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	1,259,630	38,683,245
Columbia Small Cap Value Fund I, Class I Shares (a)	370,225	16,263,962

	Shares	Value

Equity Funds (continued)
U.S. SMALL CAP (CONTINUED)
Columbia Small Cap Value Fund II, Class I Shares (a)	1,489,301	$22,026,761
Total		76,973,968
Total Equity Funds (Cost: $637,269,024)		$661,977,610

Fixed-Income Funds 29.6%
CONVERTIBLE 2.0%
Columbia Convertible Securities Fund, Class I Shares (a)	1,487,407	22,028,500
EMERGING MARKETS 2.0%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	1,874,776	22,197,346
HIGH YIELD 4.6%
Columbia High Yield Bond Fund, Class I Shares (a)	6,103,606	17,273,205
Columbia Income Opportunities Fund, Class I Shares (a)	3,469,511	33,411,391
Total		50,684,596
INTERNATIONAL 2.0%
Columbia International Bond Fund, Class I Shares (a)	1,950,529	22,216,524
INVESTMENT GRADE 19.0%
Columbia Corporate Income Fund, Class I Shares (a)	9,707,487	99,987,115
Columbia Limited Duration Credit Fund, Class I Shares (a)	3,289,576	33,158,925
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	9,865,365	55,344,701
Mortgage- and Asset-Backed Portfolio (a)	2,283,402	22,126,167
Total		210,616,908
Total Fixed-Income Funds (Cost: $318,499,248)		$327,743,874

Alternative Investments 6.2%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	2,116,458	21,990,000
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)(b)	3,014,404	30,264,615

		Shares	Value

Alternative Investments (continued)
Columbia Commodity Strategy Fund, Class I Shares(a)(b)		1,725,144	$16,319,859
Total Alternative Investments (Cost: $67,892,490)			$68,574,474

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds 2.5%
UNITED STATES 2.5%
U.S. Treasury Inflation-Indexed Bond
07/15/12	3.000%	$715,403	$726,470
07/15/13	1.875%	1,605,230	1,678,469
01/15/14	2.000%	2,310,206	2,452,247
01/15/15	1.625%	3,004,596	3,264,445
01/15/16	2.000%	2,076,160	2,346,873
07/15/17	2.625%	1,708,105	2,068,275
01/15/19	2.125%	2,295,723	2,782,129
01/15/21	1.125%	280,997	322,181
01/15/25	2.375%	3,647,496	4,759,697
04/15/29	3.875%	3,323,688	5,278,950
02/15/40	2.125%	1,005,921	1,376,382
Total			27,056,118
Total Inflation-Indexed Bonds (Cost: $24,497,225)			$27,056,118

Issuer	Shares	Value

Common Stocks —%
CONSUMER STAPLES —%
Food Products —%
China Milk Products Group Ltd. (b)(c)(d)	322,000	$10,408
TOTAL CONSUMER STAPLES		10,408
Total Common Stocks (Cost: $172,880)		$10,408

Money Market Funds 2.0%
Columbia Short-Term Cash Fund, 0.144% (a)(e)	22,233,214	22,233,214
Total Money Market Funds (Cost: $22,233,214)		$22,233,214
Total Investments
(Cost: $1,070,564,081) (f)		$1,107,595,698(g)
Other Assets and Liabilities		(1,008,454)
Net Assets		$1,106,587,244

Investment in Derivatives

At April 30, 2012, $61,600 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at April 30, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Note, 10-year	56	$7,407,750	June 2012	$52,402	$—
Total				$52,402	$—

Notes to Portfolio of Investments
(a)	Investment in affiliated mutual fund advised by Columbia Management Investment Advisers, LLC or one of its affiliates.
(b)	Non-income producing.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2012 was $10,408, representing less than 0.01% of net assets. Information concerning such security holdings at April 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost
China Milk Products Group Ltd.	11-17-2010	$172,880

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2012, the value of these securities amounted to $10,408, which represents less than 0.01% of net assets.

(e)	The rate shown is the seven-day current annualized yield at April 30, 2012.

(f)

At April 30, 2012, the cost of securities for federal income tax purposes was approximately $1,070,564,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$46,504,000
Unrealized Depreciation	(9,472,000)
Net Unrealized Appreciation	$37,032,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2012:

	Fair value at April 30, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs

Mutual Funds

Investments in Affiliated Funds	$1,080,529,172	$—	$—	$1,080,529,172

Total Mutual Funds	1,080,529,172	—	—	1,080,529,172

Equity Securities

Common Stocks

Consumer Staples	—	—	10,408	10,408

Total Equity Securities	—	—	10,408	10,408

Bonds

Inflation-Indexed Bonds	—	27,056,118	—	27,056,118

Total Bonds	—	27,056,118	—	27,056,118

Investments in Securities	1,080,529,172	27,056,118	10,408	1,107,595,698

Derivatives

Assets

Futures Contracts	52,402	—	—	52,402

Total	$1,080,581,574	$27,056,118	$10,408	$1,107,648,100

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain common stocks classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, models utilized by the third party statistical pricing service, and the position of the security within the respective company’s capital structure.

There were no transfers between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Common
Stocks
Balance as of January 31, 2012	$10,240
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	168
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of April 30, 2012	$10,408

*Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2012 was $168.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Portfolio of Investments

Columbia LifeGoal Growth Portfolio

April 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 88.7%
DIVIDEND INCOME 24.5%
Columbia Dividend Income Fund, Class I Shares (a)	6,520,388	$96,110,523
Columbia Dividend Opportunity Fund, Class I Shares (a)	11,037,374	95,362,908
Total		191,473,431
INTERNATIONAL 12.0%
Columbia Emerging Markets Fund, Class I Shares (a)(b)(c)	4,772,801	47,393,916
Columbia Pacific/Asia Fund, Class I Shares (a)(b)	5,775,260	46,837,360
Total		94,231,276
U.S. LARGE CAP 44.1%
Columbia Contrarian Core Fund, Class I Shares (a)	3,070,634	47,748,366
Columbia Energy and Natural Resources Fund (a)(b)	1,418,102	29,184,548
Columbia Large Cap Core Fund, Class I Shares (a)	2,208,911	31,896,671
Columbia Large Cap Growth Fund, Class I Shares (a)	2,685,602	72,645,522
Columbia Large Core Quantitative Fund, Class I Shares (a)	3,697,263	23,921,289
Columbia Large Growth Quantitative Fund, Class I Shares (a)(b)	4,979,701	43,871,166
Columbia Select Large Cap Growth Fund, Class I Shares (a)(c)	6,668,969	95,966,464
Total		345,234,026

	Shares	Value

Equity Funds (continued)
U.S. MID CAP 6.1%
Columbia Mid Cap Growth Fund, Class I Shares (a)(c)	1,403,037	$39,649,833
Columbia Mid Cap Value Fund, Class I Shares (a)	564,710	8,035,817
Total		47,685,650
U.S. SMALL CAP 2.0%
Columbia Small Cap Growth Fund I, Class I Shares (a)(c)	517,350	15,887,834
Total Equity Funds (Cost: $621,880,028)		$694,512,217

Fixed-Income Funds 5.6%
CONVERTIBLE 5.6%
Columbia Convertible Securities Fund, Class I Shares (a)(b)	2,946,886	$43,643,377
Total Fixed-Income Funds (Cost: $41,045,308)		$43,643,377

Alternative Investments 5.8%
Columbia Flexible Capital Income Fund, Class I Shares(a)(b)	4,213,432	$45,336,524
Total Alternative Investments (Cost: $45,187,156)		$45,336,524
Total Investments
(Cost: $708,112,492) (d)		$783,492,118(e)
Other Assets and Liabilities		(408,284)
Net Assets		$783,083,834

Notes to Portfolio of Investments
(a) Investment in affiliated mutual fund advised by Columbia Management Investment Advisers, LLC or one of its affiliates.
(b)

The Portfolio does not invest in underlying funds for the purpose of exercising management control. At April 30, 2012, the Portfolio held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held
Columbia Flexible Capital Income Fund	45.15%
Columbia Pacific/Asia Fund	15.33
Columbia Emerging Markets Fund	9.42
Columbia Convertible Securities Fund	8.15
Columbia Large Growth Quantitative Fund	7.16
Columbia Energy and Natural Resources Fund	5.16

(c)	Non-income producing.
(d)

At April 30, 2012, the cost of securities for federal income tax purposes was approximately $708,112,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$78,731,000
Unrealized Depreciation	(3,351,000)
Net Unrealized Appreciation	$75,380,000

(e)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2012:

Fair value at April 30, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Mutual Funds

Investments in Affiliated Funds	$783,492,118	$—	$—	$783,492,118

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia LifeGoal Income and Growth Portfolio

April 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 30.0%
DIVIDEND INCOME 6.0%
Columbia Dividend Income Fund, Class I Shares (a)	311,482	$4,591,247
Columbia Dividend Opportunity Fund, Class I Shares (a)	379,686	3,280,483
Total		7,871,730
INTERNATIONAL 3.6%
Columbia Emerging Markets Fund, Class I Shares (a)(b)	277,187	2,752,468
Columbia Greater China Fund, Class I Shares (a)	13,296	652,019
Columbia Pacific/Asia Fund, Class I Shares (a)	161,565	1,310,293
Total		4,714,780
U.S. LARGE CAP 15.0%
Columbia Contrarian Core Fund, Class I Shares (a)	294,441	4,578,567
Columbia Large Cap Growth Fund, Class I Shares (a)	193,517	5,234,639
Columbia Large Core Quantitative Fund, Class I Shares (a)	708,987	4,587,145
Columbia Large Growth Quantitative Fund, Class I Shares (a)	446,566	3,934,247
Columbia Large Value Quantitative Fund, Class I Shares (a)	183,190	1,309,806
Total		19,644,404
U.S. MID CAP 4.2%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	97,258	2,748,511
Columbia Mid Cap Value Fund, Class I Shares (a)	192,889	2,744,813
Total		5,493,324
U.S. SMALL CAP 1.2%
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	25,736	790,346
Columbia Small Cap Value Fund I, Class I Shares (a)	17,563	771,544
Total		1,561,890
Total Equity Funds (Cost: $36,151,547)		$39,286,128

Fixed-Income Funds 54.9%
EMERGING MARKETS 3.5%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	388,581	$4,600,795

	Shares	Value

Fixed-Income Funds (continued)
HIGH YIELD 8.5%
Columbia Income Opportunities Fund, Class I Shares (a)	1,162,678	$11,196,583
INTERNATIONAL 3.0%
Columbia International Bond Fund, Class I Shares (a)(c)	347,003	3,952,367
INVESTMENT GRADE 39.9%
Columbia Corporate Income Fund, Class I Shares (a)	2,299,511	23,684,968
Columbia Limited Duration Credit Fund, Class I Shares (a)	884,004	8,910,757
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	2,337,874	13,115,474
Mortgage and Asset Backed Portfolio (a)(c)	675,416	6,544,781
Total		52,255,980
Total Fixed-Income Funds (Cost: $69,280,711)		$72,005,725

Alternative Investments 8.0%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	313,374	$3,255,957
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)(b)	325,206	3,265,073
Columbia Convertible Securities Fund, Class I Shares(a)	265,386	3,930,360
Total Alternative Investments (Cost: $10,032,621)		$10,451,390

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds 4.2%
U.S. Treasury Inflation-Indexed Bond
07/15/12	3.000%	$145,613	$147,865
07/15/13	1.875%	359,472	375,873
01/15/14	2.000%	431,239	457,753
01/15/15	1.625%	536,535	582,937
01/15/16	2.000%	407,203	460,298
07/15/17	2.625%	329,538	399,024
01/15/19	2.125%	455,963	552,571
01/15/21	1.125%	166,517	190,922
01/15/25	2.375%	712,590	929,875
04/15/29	3.875%	678,586	1,077,786
02/15/40	2.125%	210,664	288,247
Total Inflation-Indexed Bonds (Cost: $4,961,195)			$5,463,151

	Shares	Value

Money Market Funds 3.2%
BofA Cash Reserves, Capital Class, 0.190%(d)	1,306,724	$1,306,724
Columbia Short-Term Cash Fund, 0.144%(a)(d)	2,951,175	2,951,175
Total Money Market Funds (Cost: $4,257,899)		$4,257,899

Value

Total Investments
(Cost: $124,683,973) (e)	$131,464,293(f)
Other Assets and Liabilities	(425,836)
Net Assets	$131,038,457

Investment in Derivatives

At April 30, 2012, $36,050 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at April 30, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Note, 5-year	25	$3,094,922	June 2012	$10,894	$—
U.S. Treasury Note, 10-year	18	2,381,063	June 2012	16,843	—
Total				$27,737	$—

Notes to Portfolio of Investments

(a)	Investment in affiliated mutual fund advised by Columbia Management Investment Advisers, LLC or one of its affiliates.
(b)	Non-income producing.
(c)

The Portfolio does not invest in underlying funds for the purpose of exercising management control. At April 30, 2012, the Portfolio held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held
Mortgage and Asset Backed Portfolio	10.27%
Columbia International Bond Fund	6.17

(d)	The rate shown is the seven-day current annualized yield at April 30, 2012.
(e)

At April 30, 2012, the cost of securities for federal income tax purposes was approximately $124,684,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$6,962,000
Unrealized Depreciation	(182,000)
Net Unrealized Appreciation	$6,780,000

(f)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2012:

	Fair value at April 30, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Mutual Funds
Investments in Affiliated Funds	$121,743,243	$—	$—	$121,743,243
Money Market Funds	4,257,899	—	—	4,257,899
Total Equity Securities	126,001,142	—	—	126,001,142

Bonds
Inflation-Indexed Bonds	—	5,463,151	—	5,463,151
Total Bonds	—	5,463,151	—	5,463,151

Investments in Securities	126,001,142	5,463,151	—	131,464,293
Derivatives
Assets
Futures Contracts	27,737	—	—	27,737
Total	$126,028,879	$5,463,151	$—	$131,492,030

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia LifeGoal Income Portfolio

April 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Fixed-Income Funds 84.4%
CONVERTIBLE 5.1%
Columbia Convertible Securities Fund, Class I Shares (a)	93,956	$1,391,497
EMERGING MARKETS 4.5%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	105,143	1,244,893
HIGH YIELD 10.1%
Columbia Income Opportunities Fund, Class I Shares (a)	288,753	2,780,693
INTERNATIONAL 4.5%
Columbia International Bond Fund, Class I Shares (a)	109,505	1,247,261
INVESTMENT GRADE 60.2%
Columbia Corporate Income Fund, Class I Shares (a)	134,660	1,386,994
Columbia Limited Duration Credit Fund, Class I Shares (a)	548,990	5,533,823
Columbia Short Term Bond Fund, Class I Shares (a)	278,218	2,765,485
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	739,769	4,150,105
Columbia U.S. Treasury Index Fund, Class I Shares (a)	235,607	2,766,022
Total		16,602,429
Total Fixed-Income Funds (Cost: $21,976,396)		$23,266,773

Alternative Investments 6.0%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	79,562	826,648
Columbia Absolute Return Multi- Strategy Fund, Class I Shares(a)(b)	82,431	827,608
Total Alternative Investments (Cost: $1,628,158)		$1,654,256

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds 4.7%
UNITED STATES 4.7%
U.S. Treasury Inflation-Indexed Bond
07/15/12	3.000%	$69,641	$70,718
07/15/13	1.875%	80,571	84,248
01/15/14	2.000%	98,569	104,629
01/15/15	1.625%	131,153	142,496
01/15/16	2.000%	91,764	103,729
07/15/17	2.625%	71,400	86,455
01/15/19	2.125%	106,038	128,505
01/15/21	1.125%	36,426	41,764
01/15/25	2.375%	181,167	236,409
04/15/29	3.875%	138,487	219,956
02/15/40	2.125%	63,199	86,474
Total			1,305,383
Total Inflation-Indexed Bonds (Cost: $1,176,321)			$1,305,383

	Shares	Value

Money Market Funds 5.1%
MONEY MARKET 5.1%
BofA Cash Reserves, Capital Class, 0.190% (c)	1,381,107	$1,381,107
Columbia Short-Term Cash Fund, 0.144% (a)(c)	21,176	21,176
Total		1,402,283
Total Money Market Funds (Cost: $1,402,187)		$1,402,283
Total Investments
(Cost: $26,183,062) (d)		$27,628,695(e)
Other Assets and Liabilities		(60,311)
Net Assets		$27,568,384

Notes to Portfolio of Investments

(a)	Investment in affiliated mutual fund advised by Columbia Management Investment Advisers, LLC or one of its affiliates.
(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2012.
(d)

At April 30, 2012, the cost of securities for federal income tax purposes was approximately $26,183,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,446,000
Unrealized Depreciation	0
Net Unrealized Appreciation	$1,446,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2012:

	Fair value at April 30, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Mutual Funds
Investments in Affiliated Funds	$24,921,029	$—	$—	$24,921,029
Money Market Funds	1,402,283	—	—	1,402,283
Total Mutual Funds	26,323,312	—	—	26,323,312

Bonds
Inflation-Indexed Bonds	—	1,305,383	—	1,305,383
Total Bonds	—	1,305,383	—	1,305,383
Total	$26,323,312	$1,305,383	$—	$27,628,695

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Masters International Equity Portfolio

April 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 99.0%
International 99.0%
Columbia Acorn International, Class I Shares (a)	74,820	$2,962,859
Columbia Emerging Markets Fund, Class I Shares (a)(b)	584,634	5,805,415
Columbia European Equity Fund, Class I Shares (a)	6,182,646	35,921,175
Columbia Pacific/Asia Fund, Class I Shares (a)	1,799,398	14,593,120
Total		59,282,569
Total Equity Funds (Cost: $60,383,836)		$59,282,569

	Shares	Value

Money Market Funds 0.9%
Columbia Short-Term Cash Fund, 0.144%(a)(c)	568,286	$568,286
Total Money Market Funds (Cost: $568,286)		$568,286
Total Investments in Affiliated Funds
(Cost: $60,952,122) (d)		$59,850,855 (e)
Other Assets and Liabilities		76,100
Net Assets		$59,926,955

Investments in Derivatives

At April 30, 2012, $48,000 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at April 30, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
E-Mini MSCI EAFE Index	8	$602,640	June 2012	$—	$(8,063)
Total				$—	$(8,063)

Forward Foreign Currency Exchange Contracts Open at April 30, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
HSBC Securities (USA), Inc.	May 18, 2012	5,603,000	7,348,072	$—	$(69,097)
		(EUR)	(USD)
Citigroup Global Markets, Inc.	May 18, 2012	1,835,000	2,912,200	—	(65,478)
		(GBP)	(USD)
Credit Suisse	May 18, 2012	360,553,000	4,436,489	—	(80,113)
		(JPY)	(USD)
Goldman, Sachs & Co.	May 18, 2021	7,328,604	42,381,000	72,018	—
		(USD)	(NOK)
Deutsche Bank	May 18, 2012	4,428,528	5,454,000	26,186	—
		(USD)	(NZD)
Morgan Stanley	May 18, 2012	2,947,624	19,951,000	18,671	—
		(USD)	(SEK)
Citigroup Global Markets, Inc.	May 31, 2012	834,000	451,665	16,944	—
		(BRL)	(USD)
Citigroup Global Markets, Inc.	May 31, 2012	2,185,000	383,569	—	(5,280)
		(DKK)	(USD)

Citigroup Global Markets, Inc.	May 31, 2012	134,000	177,350	—	(46)
		(EUR)	(USD)
Citigroup Global Markets, Inc.	May 31, 2012	33,413,000	646,036	16,301	—
		(INR)	(USD)
Citigroup Global Markets, Inc.	May 31, 2012	2,924,204,000	2,577,527	—	(4,569)
		(KRW)	(USD)
Citigroup Global Markets, Inc.	May 31, 2012	1,385,000	450,773	—	(5,877)
		(MYR)	(USD)
Citigroup Global Markets, Inc.	May 31, 2012	13,816,000	321,429	—	(5,058)
		(PHP)	(USD)
Citigroup Global Markets, Inc.	May 31, 2012	20,040,000	644,228	—	(6,120)
		(THB)	(USD)
Citigroup Global Markets, Inc.	May 31, 2012	60,744,000	2,059,468	—	(20,476)
		(TWD)	(USD)
Citigroup Global Markets, Inc.	May 31, 2012	3,086,573	3,008,000	36,998	—
		(USD)	(AUD)
Citigroup Global Markets, Inc.	May 31, 2012	1,152,637	1,060,000	15,599	—
		(USD)	(CHF)
Citigroup Global Markets, Inc.	May 31, 2012	6,175,944	507,785,000	185,768	—
		(USD)	(JPY)
Citigroup Global Markets, Inc.	May 31, 2012	187,284	1,082,000	1,556	—
		(USD)	(NOK)
Citigroup Global Markets, Inc.	May 31, 2012	643,216	810,000	11,350	—
		(USD)	(SGD)
Total				$401,391	$(262,114)

Notes to Investments in Affiliated Funds

(a)	Investment in affiliated mutual fund advised by Columbia Management Investment Advisers, LLC or one of its affiliates.
(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2012.
(d)

At April 30, 2012, the cost of securities for federal income tax purposes was approximately $60,952,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,346,000
Unrealized Depreciation	(2,447,000)
Net Unrealized Depreciation	$(1,101,000)

(e)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
THB	Thailand Baht
TWD	Taiwan Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2012:

	Fair value at April 30, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Investments in Affiliated Funds	$59,850,855	$—	$—	$59,850,855
Total Investments in Affiliated Funds	59,850,855	—	—	59,850,855

Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	401,391	—	401,391
Liabilities
Futures Contracts	(8,063)	—	—	(8,063)
Forward Foreign Currency Exchange Contracts	—	(262,114)	—	(262,114)
Total	$59,842,792	$139,277	$—	$59,982,069

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 22, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 22, 2012